Commitments and Contingencies (LendingClub Corp) (Details Narrative)	1 Months Ended	4 Months Ended	12 Months Ended
	May 31, 2016 Integer	Aug. 31, 2016 Integer	Dec. 31, 2016 USD ($) ft² Integer	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Mar. 31, 2017 USD ($)	Apr. 30, 2015 ft²
Commitments and Contingencies [Line Items]
Security deposit made under lease agreement, cash			$ 7,470	$ 35,839		$ 7,470
LendingClub Corp [Member]
Commitments and Contingencies [Line Items]
Lease agreement renewal term			5 years
Number of renewal terms | Integer			2
Rental expense			$ 14,200,000	7,400,000	$ 3,700,000
Sublease income
Minimum rental expense			11,900,000	6,000,000	$ 3,300,000
Security deposit made under lease agreement, cash			800,000
Security deposit made under lease agreement			$ 4,700,000
Number of business days | Integer			2
Amount committed to purchase under the agreement			$ 32,200,000	77,600,000
Repurchased obligations			46,700,000	37,000,000
Purchased to fulfill requirements			138,200,000
Loans purchased from direct marketing efforts			35,500,000
Purchased to support marketplace equilibrium			102,700,000
Loans on balance sheet			27,900,000
Loans held for sale			$ 9,048,000			$ 9,409,000
Number of investors | Integer			3
Investor agreement - purchases			$ 1,000,000
Investor agreement - principal			9,000,000
Deposits to secure loans			$ 900,000
Credit support agreement, period			12 months
Accrued reimbursement			$ 2,529,000	0
Cash pledged/restricted			3,400,000
Maximum exposure			$ 6,000,000	$ 3,440,000
Number of claims filed | Integer	2	2	5
San Francisco [Member] | LendingClub Corp [Member]
Commitments and Contingencies [Line Items]
Lease agreement, leased area | ft²			169,000				112,000
Lease agreement expiration date			Jun. 30, 2022
Lease agreement renewal term			5 years
Westborough [Member] | LendingClub Corp [Member]
Commitments and Contingencies [Line Items]
Lease agreement, leased area | ft²			26,000
Lease agreement expiration date			Jul. 31, 2021